BASIC AND DILUTED LOSS PER SHARE (Schedule of Basic and Diluted Loss Per Share) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic and diluted earnings per share [abstract]
Loss attributable to equity holders of the Company		$ 10,304,000	$ 11,197,000	$ 1,199,000
Income from change in fair value of financial liabilities at fair value		135,000		4,125,000
Loss used for the computation of diluted loss per share		$ 10,439,000	$ 11,197,000	$ 5,324,000
Weighted average number of Ordinary Shares used in the computation of basic loss per share	[1]	7,955,447	4,490,720	4,473,170
Add: Weighted average number of additional shares issuable upon the assumed conversion/exercise of 2012 convertible loan, preferred shares and warrants to issue preferred shares and shares		27,955		2,283,190
Weighted average number of Ordinary Shares used in the computation of diluted loss per share	[1]	7,983,402	4,490,720	6,756,360
Basic loss per Ordinary Share	[1]	$ 1.30	$ 2.49	$ 0.27
Diluted loss per Ordinary Share	[1]	$ 1.31	$ 2.49	$ 0.78

[1]	Retroactively adjusted due to ordinary shares split, see note10.